Significant Accounting Policies (Details) - Schedule of property, plant and equipment are carried at cost less accumulated depreciation	12 Months Ended
Dec. 31, 2021
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	20 years
Machineries and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years
Motor Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	Shorter of the lease term or estimated useful lives
Minimum [Member] | Fixtures and Electronic Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	4 years
Maximum [Member] | Fixtures and Electronic Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years